Subsequent Events (Details) - USD ($)			1 Months Ended
	May 27, 2021	Feb. 25, 2021	Dec. 31, 2021	Feb. 21, 2021	Mar. 31, 2016
Subsequent Events (Details) [Line Items]
Number of additional shares received				40,000,000
Consideration per share					$ 25,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Business combination, description	The Company held a special meeting of stockholders on May 27, 2021, pursuant to which it received stockholder approval to (i) amend the Company’s amended and restated certificate of incorporation, as amended, to extend the date by which the Company has to consummate a Business Combination for an additional three months, with an ability to further extend for an additional three months if approved by the Company’s board of directors (the termination date as so extended, the “Extended Termination Date”) and (ii) amend the Company’s investment management trust agreement, dated as of May 29, 2018, by and between the Company and Continental Stock Transfer & Trust Company, as amended, to extend the date on which to commence liquidating the Trust Account in the event the Company has not consummated a Business Combination by the Extended Termination Date.			(a) 40,000,000 shares of the Company’s common stock by (b) the aggregate number of shares of Lottery.com common stock (including shares issued upon the conversion or exercise of Lottery.com convertible securities) issued and outstanding as of immediately prior to the Closing (the “Lottery.com Shares”). The Per Share Merger Consideration shall be reduced by the number of shares of our common stock equal to the quotient of (i) the amount by which Net Indebtedness exceeds $10,000,000, as mutually agreed between the Company and Lottery.com (each acting reasonably), divided by (ii) 11.00. “Net Indebtedness” means the amount equal to Lottery.com’s Indebtedness, less cash and cash equivalents. For the avoidance of doubt, Lottery.com’s Indebtedness shall not include current liabilities or any intercompany Indebtedness between or among Lottery.com and any of its subsidiaries.
Number of additional shares received				6,000,000
Aggregate purchase price		$ 25,000		$ 444,000,000
Number of shares issued for consideration				40,000,000
Consideration per share				$ 11.00
Forecast [Member]
Subsequent Events (Details) [Line Items]
Business acquisition, planned restructuring activities, description			the daily volume-weighted average price of shares of the Company’s common stock equals or exceeds $13.00 per share for 20 of any 30 consecutive trading days commencing after the Closing, each Seller shall receive its pro rata portion of 3,000,000 Seller Earnout Shares and Vadim Komissarov, Ilya Ponomarev and Marat Rosenberg (the “Founder Holders”) shall receive an aggregate of 2,000,000 shares of the Company’s common stock. If, at any time on or prior to December 31, 2022, the daily volume-weighted average price of shares of the Company’s common stock equals or exceeds $16.00 per share for 20 of any 30 consecutive trading days commencing after the Closing, each Seller shall receive its pro rata portion of 3,000,000 Seller Earnout Shares and the Founder Holders shall receive an aggregate of 2,000,000 shares of common stock. The Seller Earnout Shares then earned and issuable shall be issued to the Sellers on a pro-rata basis based on the percentage of the Lottery.com Shares owned by them immediately prior to the Closing.